JOINT VENTURES AND ASSOCIATES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summarised statements of comprehensive income
Revenue	$ 464,828,548	$ 419,446,439	$ 328,455,588
(Loss) Profit for the year	6,256,656	20,174,599	(3,908,904)
Other comprehensive income	(787,354)	(835,849)	35,172,250
Total comprehensive profit	5,469,302	19,338,750	31,263,346
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	2,525,061	2,010,229	2,205,849
Finance expense	(24,435)	(718,388)	(97,419)
Depreciation and amortization	(507,860)	(507,860)	(234,190)
(Loss) Profit for the year	674,059	207,410	1,340,129
Other comprehensive income		(17,156)
Total comprehensive profit	674,059	190,254	1,340,129
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	61,815,678	62,798,136	61,117,486
Finance income	5,608,329	633,741	7,019,720
Finance expense	(7,385,028)	(6,768,810)	(8,644,475)
Depreciation and amortization	(1,554,452)	(2,032,809)	(1,339,357)
(Loss) Profit for the year	7,236,901	3,980,995	(2,429,401)
Other comprehensive income		(369,259)	(1,172,537)
Total comprehensive profit	$ 7,236,901	$ 3,611,736	$ (3,601,938)